Quarterly Financial Data (Unaudited) - Summary of Quarterly Financial Data (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Interest income	$ 10,774	$ 10,193	$ 9,916	$ 9,591	$ 9,158	$ 8,736	$ 8,739	$ 8,712	$ 40,474	$ 35,345	$ 35,162
Interest expense	3,246	3,071	2,847	2,649	2,468	2,300	2,199	2,135	11,813	9,102	9,034
Net Interest Income	7,528	7,122	7,069	6,942	6,690	6,436	6,540	6,577	28,661	26,243	26,128
Provision for loan losses	541	413	505	526	703	189	100	73	1,985	1,065	717
Non-interest income	426	460	501	527	440	460	452	514	1,914	1,866	4,313
Non-interest expenses	5,558	5,354	5,311	5,479	5,173	4,833	4,580	4,515	21,702	19,101	17,106
Income Taxes	609	596	513	448	376	549	772	845	2,166	2,542	4,064
Net Income	$ 1,246	$ 1,219	$ 1,241	$ 1,016	$ 878	$ 1,325	$ 1,540	$ 1,658	$ 4,722	$ 5,401	$ 8,554
Basic earnings per share	$ 0.06	$ 0.06	$ 0.06	$ 0.04	$ 0.04	$ 0.05	$ 0.06	$ 0.07	$ 0.21	$ 0.22	$ 0.33
Diluted earnings per share	0.06	0.06	0.06	0.04	0.04	0.05	0.06	0.07	0.21	0.22	0.33
Dividends per common share	$ 0.06	$ 0.06	$ 0.06	$ 0.06	$ 0.06	$ 0.06	$ 0.06	$ 0.12	$ 0.24	$ 0.30	$ 0.30
Weighted Average Number of Common Shares and Common Stock Equivalents Outstanding:
Basic	21,887,000	22,020,000	22,216,000	22,775,000	23,434,000	24,475,000	24,633,000	25,367,000	22,224,272	24,477,102	25,537,669
Diluted	22,025,000	22,150,000	22,276,000	22,834,000	23,479,000	24,521,000	24,687,000	25,440,000	22,314,652	24,532,617	25,698,486